Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Communication Services (9.7%)
*	Alphabet Inc. Class C	10,825,421	1,098,239
*	Trade Desk Inc. Class A	10,365,762	540,471
*	Alphabet Inc. Class A	4,779,875	482,720
*	Netflix Inc.	1,375,782	420,343
*	Roblox Corp. Class A	3,536,691	112,361
*	Roku Inc.	1,644,001	97,604
*	T-Mobile US Inc.	600,914	91,014
*	ZoomInfo Technologies Inc. Class A	2,997,922	85,741
*	Pinterest Inc. Class A	2,972,305	75,556
*	Meta Platforms Inc. Class A	510,267	60,262
*	Snap Inc. Class A	5,293,965	54,581
*	Spotify Technology SA	639,190	50,764
*	Charter Communications Inc. Class A	81,226	31,783
	Nexstar Media Group Inc. Class A	47,182	8,944
*	TripAdvisor Inc.	278,149	5,671
	Madison Square Garden Sports Corp.	29,592	4,819
*	Playtika Holding Corp.	434,418	4,105
*	Altice USA Inc. Class A	511,427	2,332
	Electronic Arts Inc.	17,832	2,332
*	Live Nation Entertainment Inc.	30,505	2,220
	World Wrestling Entertainment Inc. Class A	20,619	1,647
			3,233,509
Consumer Discretionary (18.7%)
*	Amazon.com Inc.	17,023,692	1,643,467
*	Tesla Inc.	7,045,503	1,371,759
	LVMH Moet Hennessy Louis Vuitton SE	424,146	329,150
*	Lululemon Athletica Inc.	810,139	308,104
*	MercadoLibre Inc.	314,710	292,990
	Home Depot Inc.	722,930	234,222
*	Airbnb Inc. Class A	2,041,793	208,549
	NIKE Inc. Class B	1,679,556	184,230
*,1	Chewy Inc. Class A	3,635,272	156,789
	TJX Cos. Inc.	1,859,660	148,866
	Marriott International Inc. Class A	872,921	144,337
*	Chegg Inc.	4,322,721	128,990
	Hilton Worldwide Holdings Inc.	836,343	119,279
*	Etsy Inc.	773,915	102,226
*,1	Wayfair Inc. Class A	2,292,785	84,008
*	DoorDash Inc. Class A	1,433,885	83,524
	Lowe's Cos. Inc.	364,558	77,487
*	Coursera Inc.	5,183,577	72,259
*	Dr. Ing hc F Porsche AG Preference Shares	587,957	66,567

		Shares	Market Value ($000)
*	Duolingo Inc.	790,397	55,067
*	Rivian Automotive Inc. Class A	1,612,154	51,653
*	O'Reilly Automotive Inc.	54,249	46,900
	Boyd Gaming Corp.	627,463	38,482
*	AutoZone Inc.	14,528	37,468
*,1	Sweetgreen Inc. Class A	2,544,318	36,460
	H&R Block Inc.	721,981	31,558
*	Ulta Beauty Inc.	66,625	30,970
	Tapestry Inc.	703,369	26,566
	Toll Brothers Inc.	545,037	26,113
	McDonald's Corp.	51,872	14,150
*	NVR Inc.	2,222	10,308
	Bath & Body Works Inc.	238,365	10,131
*,1	Carvana Co. Class A	1,163,576	8,971
	Tractor Supply Co.	39,108	8,851
	Travel + Leisure Co.	188,825	7,340
*	Expedia Group Inc.	53,448	5,710
	PulteGroup Inc.	107,418	4,810
	Wendy's Co.	166,717	3,761
	Starbucks Corp.	31,720	3,242
*	Chipotle Mexican Grill Inc. Class A	1,335	2,172
*	Booking Holdings Inc.	636	1,323
	Williams-Sonoma Inc.	11,186	1,308
			6,220,117
Consumer Staples (3.1%)
	Costco Wholesale Corp.	706,317	380,881
	Constellation Brands Inc. Class A	851,531	219,141
	Estee Lauder Cos. Inc. Class A	685,272	161,580
	Procter & Gamble Co.	360,077	53,709
	PepsiCo Inc.	273,912	50,813
	Altria Group Inc.	765,903	35,676
	Coca-Cola Co.	505,904	32,181
*	Darling Ingredients Inc.	371,933	26,716
	Hershey Co.	83,610	19,663
*	Herbalife Nutrition Ltd.	971,348	17,018
	Colgate-Palmolive Co.	150,167	11,635
*	Pilgrim's Pride Corp.	363,374	9,506
*	BJ's Wholesale Club Holdings Inc.	81,479	6,130
	Lamb Weston Holdings Inc.	64,678	5,621
	Church & Dwight Co. Inc.	23,893	1,956
			1,032,226
Energy (1.3%)
	Schlumberger Ltd.	6,172,359	318,185
	EOG Resources Inc.	387,967	55,064
	Devon Energy Corp.	170,209	11,663
*	Southwestern Energy Co.	1,249,846	8,649
	Range Resources Corp.	276,432	7,981
	PDC Energy Inc.	83,956	6,240
*	Antero Resources Corp.	134,502	4,916
	Diamondback Energy Inc.	29,073	4,303
	Ovintiv Inc. (XNYS)	41,519	2,315
	Halliburton Co.	36,590	1,386
			420,702
Financials (3.7%)
	Charles Schwab Corp.	2,017,064	166,488
	S&P Global Inc.	471,757	166,436
	American Express Co.	893,988	140,884

		Shares	Market Value ($000)
	First Republic Bank	1,079,338	137,734
	MarketAxess Holdings Inc.	414,867	111,151
	Marsh & McLennan Cos. Inc.	623,316	107,946
	Blackstone Inc.	1,056,516	96,703
	Progressive Corp.	662,247	87,516
*,1	Lemonade Inc.	2,122,348	42,129
*	Arch Capital Group Ltd.	623,912	37,379
	Everest Re Group Ltd.	103,511	34,980
	LPL Financial Holdings Inc.	120,318	28,480
	Discover Financial Services	247,326	26,800
	Synchrony Financial	438,678	16,486
	Aon plc Class A (XNYS)	34,226	10,551
	Ameriprise Financial Inc.	23,868	7,923
	Brown & Brown Inc.	43,286	2,579
	Ares Management Corp. Class A	14,741	1,156
			1,223,321
Health Care (15.8%)
	UnitedHealth Group Inc.	1,340,770	734,420
*	Moderna Inc.	2,879,230	506,485
	Eli Lilly & Co.	973,413	361,214
*	ABIOMED Inc.	919,965	347,554
	Danaher Corp.	1,140,506	311,826
*	Alnylam Pharmaceuticals Inc.	1,018,587	224,690
*	Illumina Inc.	1,012,822	220,876
*	Vertex Pharmaceuticals Inc.	606,423	191,872
	Agilent Technologies Inc.	1,175,336	182,154
*	Boston Scientific Corp.	3,970,476	179,744
	Novo Nordisk A/S	1,269,620	158,195
	Zoetis Inc.	949,446	146,348
*	Novocure Ltd.	1,860,282	142,944
*	Intuitive Surgical Inc.	512,068	138,458
	Elevance Health Inc.	237,077	126,343
*	Penumbra Inc.	596,424	124,957
	Abbott Laboratories	1,154,970	124,252
*	Denali Therapeutics Inc.	3,762,284	120,055
	Stryker Corp.	510,797	119,470
*	Insulet Corp.	291,275	87,199
	Merck & Co. Inc.	736,788	81,135
	AbbVie Inc.	475,779	76,686
*	Mettler-Toledo International Inc.	44,478	65,363
*	10X Genomics Inc. Class A	1,428,504	55,226
*	IQVIA Holdings Inc.	225,018	49,058
*	Align Technology Inc.	226,823	44,607
	Cigna Corp.	131,762	43,335
	HCA Healthcare Inc.	170,485	40,954
	McKesson Corp.	94,506	36,071
*	Regeneron Pharmaceuticals Inc.	46,345	34,838
*	Recursion Pharmaceuticals Inc. Class A	3,628,847	34,111
*	Veeva Systems Inc. Class A	128,509	24,463
	Laboratory Corp. of America Holdings	71,474	17,204
*	Waters Corp.	39,326	13,630
*,1	Sana Biotechnology Inc.	2,456,509	12,258
*	Avantor Inc.	463,291	10,322
*	Charles River Laboratories International Inc.	38,509	8,802
*	DexCom Inc.	74,513	8,664
	Bruker Corp.	127,268	8,579
	West Pharmaceutical Services Inc.	36,558	8,579
*	Edwards Lifesciences Corp.	103,805	8,019

		Shares	Market Value ($000)
	Thermo Fisher Scientific Inc.	14,068	7,881
*	Exelixis Inc.	403,738	6,896
*	Teladoc Health Inc.	219,087	6,246
	Amgen Inc.	21,220	6,077
*	Doximity Inc. Class A	95,212	3,236
*	Incyte Corp.	33,999	2,709
*	Biogen Inc.	6,594	2,012
*	Centene Corp.	20,264	1,764
	Humana Inc.	2,674	1,470
*	Neurocrine Biosciences Inc.	11,563	1,469
*	IDEXX Laboratories Inc.	2,810	1,197
			5,271,917
Industrials (5.7%)
*	Uber Technologies Inc.	10,486,333	305,572
*	CoStar Group Inc.	3,361,718	272,434
	Watsco Inc.	738,119	198,539
	Northrop Grumman Corp.	357,752	190,786
	TransUnion	2,155,660	135,979
	Equifax Inc.	643,969	127,100
	General Dynamics Corp.	388,290	98,001
	Union Pacific Corp.	292,126	63,517
	Airbus SE ADR	2,117,612	60,394
	Caterpillar Inc.	220,822	52,205
	IDEX Corp.	191,950	45,586
*	United Rentals Inc.	117,296	41,409
	WW Grainger Inc.	64,546	38,925
	Allison Transmission Holdings Inc.	866,601	38,824
	Lockheed Martin Corp.	73,206	35,519
	Waste Management Inc.	210,090	35,236
	Robert Half International Inc.	371,268	29,249
	AGCO Corp.	146,011	19,379
	Deere & Co.	36,987	16,311
	Expeditors International of Washington Inc.	99,289	11,523
	JB Hunt Transport Services Inc.	58,699	10,794
	Landstar System Inc.	58,531	10,125
	Old Dominion Freight Line Inc.	32,319	9,780
*	Delta Air Lines Inc.	266,213	9,416
	CSX Corp.	261,676	8,554
	Republic Services Inc. Class A	60,073	8,368
	United Parcel Service Inc. Class B (XNYS)	41,149	7,807
	Honeywell International Inc.	29,635	6,506
	Emerson Electric Co.	62,467	5,982
	Cintas Corp.	7,972	3,681
	Donaldson Co. Inc.	30,880	1,881
	Carlisle Cos. Inc.	5,915	1,556
	Tetra Tech Inc.	9,449	1,461
			1,902,399
Information Technology (36.7%)
	Apple Inc.	17,942,640	2,656,049
	Microsoft Corp.	9,498,923	2,423,555
	Mastercard Inc. Class A	2,532,339	902,526
	NVIDIA Corp.	4,903,245	829,776
	Visa Inc. Class A	2,743,825	595,410
*	Salesforce Inc.	2,576,932	412,953
*	Shopify Inc. Class A (XTSE)	10,065,399	411,473
*	Adobe Inc.	889,565	306,838
*	Snowflake Inc. Class A	1,755,244	250,824

		Shares	Market Value ($000)
*	Workday Inc. Class A	1,029,505	172,854
	Global Payments Inc.	1,580,676	164,043
*	FleetCor Technologies Inc.	830,105	162,867
*	Cloudflare Inc. Class A	2,990,950	146,975
*,2	Adyen NV	80,950	127,522
	Microchip Technology Inc.	1,533,929	121,472
*	Atlassian Corp Ltd. Class A	870,163	114,470
*	Block Inc. (XNYS)	1,679,977	113,852
*	Datadog Inc. Class A	1,441,684	109,251
*	Zoom Video Communications Inc. Class A	1,385,209	104,486
	Accenture plc Class A	341,671	102,819
*	ServiceNow Inc.	241,534	100,551
*	Twilio Inc. Class A	2,018,013	98,923
*	Autodesk Inc.	475,255	95,978
*	Ceridian HCM Holding Inc.	1,331,768	91,146
	Intuit Inc.	214,782	87,543
	QUALCOMM Inc.	658,606	83,307
*,1	HashiCorp Inc. Class A	3,009,303	82,154
	Marvell Technology Inc.	1,683,444	78,314
*	Advanced Micro Devices Inc.	944,013	73,284
	Fidelity National Information Services Inc.	978,679	71,033
*	MongoDB Inc. Class A	451,062	68,873
*	Crowdstrike Holdings Inc. Class A	552,937	65,053
	ASML Holding NV GDR (Registered)	99,089	60,258
	Lam Research Corp.	120,527	56,935
*	Cadence Design Systems Inc.	315,018	54,196
*	Synopsys Inc.	157,877	53,606
*	Gartner Inc.	136,861	47,952
*	Fortinet Inc.	874,144	46,469
*,1	Affirm Holdings Inc.	3,316,182	46,161
	Monolithic Power Systems Inc.	119,431	45,618
	Jabil Inc.	600,156	43,325
	Applied Materials Inc.	394,245	43,209
*	Appian Corp. Class A	1,103,925	41,982
	Broadcom Inc.	74,914	41,280
*	Dropbox Inc. Class A	1,698,938	40,027
*	ON Semiconductor Corp.	492,905	37,066
	KLA Corp.	87,384	34,355
*	Manhattan Associates Inc.	271,307	34,168
*	Okta Inc.	560,325	29,877
*	nCino Inc.	1,113,955	29,096
*	Enphase Energy Inc.	83,438	26,749
	Oracle Corp.	299,263	24,848
*	Nutanix Inc. Class A	764,852	21,615
*	GoDaddy Inc. Class A	262,317	20,757
*	Teradata Corp.	578,483	19,755
	Texas Instruments Inc.	95,155	17,172
	Automatic Data Processing Inc.	60,573	16,000
	HP Inc.	523,888	15,738
*	Splunk Inc.	165,084	12,824
*	EPAM Systems Inc.	29,606	10,912
*	Lattice Semiconductor Corp.	128,001	9,322
*	Arrow Electronics Inc.	63,031	6,854
*	CommScope Holding Co. Inc.	753,597	6,692
	CDW Corp.	15,046	2,838
	NXP Semiconductors NV	12,996	2,285
*	Keysight Technologies Inc.	7,487	1,354
			12,227,469

		Shares	Market Value ($000)
Materials (0.4%)
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	37,078
	Steel Dynamics Inc.	269,579	28,017
	Louisiana-Pacific Corp.	354,112	22,592
	Chemours Co.	583,627	18,122
	Mosaic Co.	198,756	10,196
	Olin Corp.	168,233	9,586
	CF Industries Holdings Inc.	88,489	9,574
	Albemarle Corp.	3,810	1,059
			136,224
Real Estate (1.3%)
	American Tower Corp.	1,203,820	266,345
	Equinix Inc.	71,782	49,576
	Simon Property Group Inc.	355,809	42,498
	Extra Space Storage Inc.	199,921	32,125
*,1	Redfin Corp.	4,448,817	23,846
	Public Storage	20,513	6,112
	SBA Communications Corp. Class A	19,343	5,790
	Camden Property Trust	41,587	5,004
			431,296
Utilities (0.0%)
	National Fuel Gas Co.	137,202	9,087
Total Common Stocks (Cost $24,570,068)			32,108,267
Temporary Cash Investments (3.9%)
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.877%	8,632,052	863,119
		Face Amount ($000)
Repurchase Agreements (1.3%)
	Bank of America Securities, LLC 3.800%, 12/1/22 (Dated 11/30/22, Repurchase Value $400,242,000, collateralized by Freddie Mac 1.500%–8.500%, 12/25/22–11/1/52, and Ginnie Mae 1.750%–2.625%, 12/20/22–2/20/51, with a value of $408,204,000)	400,200	400,200
	Societe Generale 3.760%, 12/1/22 (Dated 11/30/22, Repurchase Value $25,003,000, collateralized by U.S. Treasury Bill 0.000%, 1/19/23, with a value of $25,500,000)	25,000	25,000
			425,200
Total Temporary Cash Investments (Cost $1,288,131)			1,288,319
Total Investments (100.3%) (Cost $25,858,199)			33,396,586
Other Assets and Liabilities—Net (-0.3%)			(107,018)
Net Assets (100%)			33,289,568
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $164,202,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $127,522,000, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $160,626,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	1,796	366,496	18,941
E-mini S&P Mid-Cap 400 Index	December 2022	262	67,591	1,947
				20,888
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,585,028	523,239	—	32,108,267
Temporary Cash Investments	863,119	425,200	—	1,288,319
Total	32,448,147	948,439	—	33,396,586
Derivative Financial Instruments
Assets
Futures Contracts[1]	20,888	—	—	20,888
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.